UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21423
                                                     ---------

                      The Gabelli Dividend & Income Trust
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           -----------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

THE GABELLI DIVIDEND & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                              SEMI-ANNUAL REPORT
                                              June 30, 2004

                                                                      GDV PQ2/04

                                                                          [LOGO]
                                                                    THE GABELLI
                                                                    DIVIDEND &
                                                                    INCOME TRUST

                       THE GABELLI DIVIDEND & INCOME TRUST

                               Semi-Annual Report
                                  June 30, 2004

TO OUR SHAREHOLDERS,

      The Gabelli Dividend & Income Trust's ("the Trust") total return during the second quarter was 0.1% on a net asset value ("NAV") basis, compared to a 1.7% gain for the Standard & Poor's ("S&P") 500 Index. Year to date through June 30, 2004, the Trust's total return was 1.4% on an NAV basis versus a 3.4% gain for the S&P 500 Index. The Trust's market price declined 7.7% during the second quarter and 10.2% for the first half of 2004. The Trust's market price on June 30, 2004 was $17.39, which equates to an 8.1% discount to its NAV of $18.93. At the close of the second quarter, we had invested 74% of the Trust's assets in common stocks, preferred stocks and corporate bonds, with the balance of 26% in cash equivalents.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

SHAREHOLDER MEETING -- MAY 10, 2004 -- FINAL RESULTS

      The  Annual  Meeting  of  Shareholders  was  held on May  10,  2004 at the
Greenwich Public Library in Greenwich, Connecticut. At that meeting, common shareholders voting as a single class elected Mario J. Gabelli, Mario d'Urso and Michael J. Melarkey as Trustees of the Trust. There were 81,405,796 votes, 81,363,900 votes and 81,402,083 votes cast in favor of each Trustee and 982,474 votes, 1,024,370 votes and 986,187 votes were withheld for each Trustee, respectively.

      Anthony J. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Karl Otto Pohl, Salvatore M. Salibello, Edward T. Tokar, Anthonie C. van Ekris and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Trust.

      We thank you for your participation and appreciate your continued support.

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A description of the Trust's proxy voting policies and procedures and how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)

                                                                                                  MARKET
   SHARES                                                                       COST               VALUE
-----------                                                                  -----------        -----------
             COMMON STOCKS -- 68.5%
             AEROSPACE -- 0.7%
     12,000  Goodrich Corp. .....................................            $   336,523        $   387,960
    850,000  Titan Corp.+ .......................................             17,505,895         11,033,000
                                                                             -----------        -----------
                                                                              17,842,418         11,420,960
                                                                             -----------        -----------
             AUTOMOTIVE -- 1.7%
    555,200  Dana Corp. .........................................             11,323,289         10,881,920
     50,000  General Motors Corp. ...............................              2,359,932          2,329,500
    350,000  Genuine Parts Co. ..................................             11,536,889         13,888,000
                                                                             -----------        -----------
                                                                              25,220,110         27,099,420
                                                                             -----------        -----------
             BROADCASTING -- 0.1%
     30,000  Grupo Televisa SA, ADR .............................              1,316,516          1,358,100
     12,000  Liberty Corp. ......................................                585,559            563,400
                                                                             -----------        -----------
                                                                               1,902,075          1,921,500
                                                                             -----------        -----------
             BUSINESS SERVICES -- 0.1%
     40,000  Kroll Inc.+ ........................................              1,468,837          1,475,200
                                                                             -----------        -----------
             CONSUMER PRODUCTS -- 1.3%
     20,000  Altria Group Inc. ..................................              1,027,149          1,001,000
    100,000  Eastman Kodak Co. ..................................              2,584,519          2,698,000
     40,000  Gallaher Group plc, ADR ............................              1,968,423          1,936,000
      1,000  Kimberly-Clark Corp. ...............................                 54,269             65,880
     99,500  Procter & Gamble Co. ...............................              5,148,936          5,416,780
    273,800  UST Inc. ...........................................              9,958,167          9,856,800
                                                                             -----------        -----------
                                                                              20,741,463         20,974,460
                                                                             -----------        -----------
             DIVERSIFIED INDUSTRIAL -- 2.2%
    200,000  Bouygues SA ........................................              6,825,795          6,696,434
      9,000  Brascan Corp., Cl. A ...............................                210,697            254,160
     16,000  Cooper Industries Ltd.,
               Cl. A ............................................                895,875            950,560
    230,000  Dow Chemical Co. ...................................              9,240,880          9,361,000
    270,000  General Electric Co. ...............................              8,401,589          8,748,000
    205,000  Honeywell International Inc. .......................              6,723,319          7,509,150
    100,000  Sonoco Products Co. ................................              2,400,642          2,550,000
      1,000  Textron Inc. .......................................                 51,500             59,350
                                                                             -----------        -----------
                                                                              34,750,297         36,128,654
                                                                             -----------        -----------
             ENERGY AND UTILITIES: INTEGRATED -- 16.5%
     12,000  ALLETE Inc. ........................................                410,955            399,600
     10,000  Alliant Energy Corp. ...............................                250,267            260,800
    440,000  Ameren Corp. .......................................             19,834,894         18,902,400
    300,000  American Electric
               Power Co. Inc. ...................................              8,872,293          9,600,000
     20,000  Avista Corp. .......................................                343,413            368,400
     12,000  Burlington Resources Inc. ..........................                417,740            434,160
     17,000  Central Vermont Public
               Service Corp. ....................................                332,857            348,330
     19,000  CH Energy Group Inc. ...............................                906,192            882,360
     10,000  Chubu Electric
               Power Co. Inc. ...................................                213,256            211,245
     12,000  Chugoku Electric
               Power Co. Inc. ...................................                209,309            209,724
    310,000  Cinergy Corp. ......................................             11,727,396         11,780,000
     20,000  Cleco Corp. ........................................                349,431            359,600
    230,000  CONSOL Energy Inc. .................................              5,333,755          8,280,000
    290,000  Consolidated Edison Inc. ...........................             12,053,721         11,530,400
      2,000  Dominion Resources Inc. ............................                126,277            126,160
    376,500  DPL Inc. ...........................................              7,248,858          7,311,630
     17,500  DTE Energy Co. .....................................                667,957            709,450
    325,000  Duke Energy Corp. ..................................              6,249,958          6,594,250
    285,000  Duquesne Light
               Holdings Inc. ....................................              5,104,464          5,503,350
      1,500  Empire District Electric Co. .......................                 31,213             30,165
     30,000  Enel SpA, ADR ......................................              1,164,121          1,208,100
    145,100  Energy East Corp. ..................................              3,292,295          3,518,675
    173,100  FirstEnergy Corp. ..................................              6,043,125          6,475,671
     78,000  FPL Group Inc. .....................................              4,949,739          4,988,100
    550,000  Great Plains Energy Inc. ...........................             17,018,921         16,335,000
    130,000  Hawaiian Electric
               Industries Inc. ..................................              3,002,034          3,393,000
     10,000  Hera SpA ...........................................                 21,354             21,170
     12,000  Hokkaido Electric
               Power Co. Inc. ...................................                212,211            213,243
     12,000  Hokuriku Electric
               Power Co. ........................................                202,214            201,146
     12,000  Kansai Electric
               Power Co. Inc. ...................................                217,794            218,742
     12,000  Kyushu Electric
               Power Co. Inc. ...................................                221,253            223,800
      4,000  Maine & Maritimes Corp. ............................                128,278            128,000
     40,000  National Grid Transco
               plc, ADR .........................................              1,588,564          1,566,800
    240,000  NiSource Inc. ......................................              5,015,789          4,948,800
    265,000  NSTAR ..............................................             12,603,697         12,688,200
    510,000  OGE Energy Corp. ...................................             12,280,693         12,989,700
    557,000  Pepco Holdings Inc. ................................             10,492,679         10,181,960
    220,000  Pinnacle West Capital Corp. ........................              8,566,123          8,885,800
    320,000  Progress Energy Inc. ...............................             14,384,854         14,096,000
    251,000  Public Service Enterprise
               Group Inc. .......................................             10,641,689         10,047,530
    170,000  Scottish Power plc, ADR ............................              4,881,173          5,016,700
     12,000  Shikoku Electric Power
               Co. Inc. .........................................                210,360            211,483
    450,000  Southern Co. .......................................             13,262,037         13,117,500
      2,000  TECO Energy Inc. ...................................                 27,648             23,980
     12,000  Tohoku Electric
               Power Co. Inc. ...................................                201,568            202,135

                See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                                  MARKET
   SHARES                                                                       COST               VALUE
-----------                                                                  -----------        -----------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
     10,000  Tokyo Electric
               Power Co. Inc. ...................................            $    227,460       $    226,825
      1,000  TXU Corp. ..........................................                  28,289             40,510
    610,800  Unisource Energy Corp. 15,032,028 ..................              15,178,380
    350,000  Westar Energy Inc. .................................               6,688,493          6,968,500
     50,000  Wisconsin Energy Corp. .............................               1,549,654          1,630,500
    150,000  WPS Resources Corp. ................................               6,859,067          6,952,500
  1,250,000  Xcel Energy Inc. ...................................              21,418,131         20,887,500
                                                                             ------------       ------------
                                                                              263,117,541        266,627,974
                                                                             ------------       ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 3.7%
     15,000  AGL Resources Inc. .................................                 414,386            435,750
     20,000  Atmos Energy Corp. .................................                 491,816            512,000
      3,000  Energen Corp. ......................................                 124,550            143,970
    447,000  KeySpan Corp. ......................................              16,221,023         16,404,900
     22,000  Kinder Morgan Energy
               Partners LP ......................................                 910,803            895,180
     15,000  Laclede Group Inc. .................................                 413,864            411,150
    300,000  National Fuel Gas Co. ..............................               7,226,378          7,500,000
    215,000  Nicor Inc. .........................................               7,320,919          7,303,550
    220,000  ONEOK Inc. .........................................               4,679,265          4,837,800
    250,000  Peoples Energy Corp. ...............................              10,457,701         10,537,500
    232,000  SEMCO Energy Inc. ..................................               1,328,548          1,350,240
    211,300  Sempra Energy ......................................               6,081,369          7,275,059
     12,000  South Jersey Industries Inc. .......................                 497,736            528,000
     19,000  Southwest Gas Corp. ................................                 446,190            458,470
     49,200  Vectren Corp. ......................................               1,194,154          1,234,428
     13,632  Western Gas Resources Inc. .........................                 335,755            442,767
                                                                             ------------       ------------
                                                                               58,144,457         60,270,764
                                                                             ------------       ------------
             ENERGY AND UTILITIES: OIL -- 9.3%
      1,000  Amerada Hess Corp. .................................                  65,905             79,190
      6,000  Anadarko Petroleum Corp. ...........................                 325,515            351,600
     28,000  Apache Corp. .......................................               1,167,116          1,219,400
     12,000  Baker Hughes Inc. ..................................                 431,183            451,800
    150,000  BP plc, ADR ........................................               6,894,243          8,035,500
    150,000  ChevronTexaco Corp. ................................              12,027,641         14,116,500
      1,000  Cimarex Energy Co.+ ................................                  28,300             30,230
    210,000  ConocoPhillips .....................................              12,638,305         16,020,900
      3,000  Devon Energy Corp. .................................                 182,520            198,000
    300,000  Diamond Offshore
               Drilling Inc. ....................................               6,478,892          7,149,000
     75,000  Eni SpA, ADR .......................................               6,854,713          7,525,500
    190,000  Exxon Mobil Corp. ..................................               7,612,848          8,437,900
    152,000  Halliburton Co. ....................................               4,438,269          4,599,520
    212,300  Kerr-McGee Corp. ...................................               9,798,336         11,415,371
    283,000  Marathon Oil Corp. .................................               8,736,356         10,708,720
     30,000  Murphy Oil Corp. ...................................               1,942,620          2,211,000
     85,000  Nabors Industries Ltd.+ ............................               3,696,719          3,843,700
    190,000  Occidental Petroleum
               Corp .............................................               7,528,943          9,197,900
    300,000  Repsol YPF SA, ADR .................................               6,299,340          6,558,000
    160,000  Royal Dutch Petroleum Co. ..........................               7,585,140          8,267,200
     40,000  Schlumberger Ltd. ..................................               2,128,651          2,540,400
    945,000  Statoil ASA, ADR ...................................              10,531,040         12,020,400
    100,000  Sunoco Inc. ........................................               4,897,834          6,362,000
    100,000  Total SA, ADR ......................................               8,864,810          9,608,000
                                                                             ------------       ------------
                                                                              131,155,239        150,947,731
                                                                             ------------       ------------
             ENERGY AND UTILITIES: WATER -- 0.1%
      3,000  American States Water Co. ..........................                  69,243             69,720
     38,000  Aqua America Inc. ..................................                 812,206            761,900
      1,500  Artesian Resources Corp.,
               Cl. A ............................................                  41,584             39,675
      2,000  California Water
               Service Group ....................................                  57,970             55,100
      1,000  Connecticut Water
               Service Inc. .....................................                  26,688             25,660
      2,000  Middlesex Water Co. ................................                  40,085             38,760
      2,200  Pennichuck Corp. ...................................                  59,981             56,837
     14,000  SJW Corp. ..........................................                 476,487            476,000
      3,000  Southwest Water Co. ................................                  38,059             37,560
     22,000  United Utilities plc, ADR ..........................                 429,085            420,640
      3,000  York Water Co. .....................................                  58,950             55,320
                                                                             ------------       ------------
                                                                                2,110,338          2,037,172
                                                                             ------------       ------------
             ENTERTAINMENT -- 0.6%
    400,000  The Walt Disney Co. ................................               9,232,656         10,196,000
                                                                             ------------       ------------
             Equipment and Supplies -- 2.1%
    350,000  CNH Global NV ......................................               6,922,214          7,224,000
    370,000  Deere & Co. ........................................              25,563,057         25,951,800
     10,500  Lufkin Industries Inc. .............................                 332,178            335,790
     44,000  RPC Inc. ...........................................                 636,343            694,760
      5,000  Weatherford
               International Ltd.+ ..............................                 207,060            224,900
                                                                             ------------       ------------
                                                                               33,660,852         34,431,250
                                                                             ------------       ------------
             FINANCIAL SERVICES -- 12.1%
    300,000  Alliance Capital Management
               Holding LP .......................................              10,119,503         10,185,000
    235,000  American Express Co. ...............................              11,691,402         12,074,300
     80,000  American International
               Group Inc. .......................................               5,569,228          5,702,400
    255,000  Bank of America Corp. ..............................              19,574,268         21,578,100
    361,400  Bank of New York Co. Inc. ..........................              11,720,504         10,654,072
    199,000  Bank One Corp. .....................................               9,701,087         10,149,000
    200,000  Charter One Financial Inc. .........................               8,781,400          8,838,000
    340,000  Citigroup Inc. .....................................              16,810,830         15,810,000
     25,000  Deutsche Bank AG, ADR ..............................               2,065,488          1,977,750

                See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                                  MARKET
   SHARES                                                                       COST               VALUE
-----------                                                                  -----------        -----------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
     31,000  Eaton Vance Corp. ..................................            $  1,183,077       $  1,184,510
    240,000  JP Morgan Chase & Co. ..............................               8,605,807          9,304,800
    530,000  KeyCorp ............................................              15,953,881         15,841,700
        900  Lloyds TSB Group
               plc, ADR .........................................                  27,756             28,692
    209,300  MONY Group Inc.+ ...................................               6,509,870          6,551,090
     20,000  Morgan Stanley .....................................               1,059,080          1,055,400
     30,000  North Fork
               Bancorporation Inc. ..............................               1,096,516          1,141,500
    238,500  PNC Financial
               Services Group ...................................              12,797,327         12,659,580
      1,000  Progressive Corp. ..................................                  89,520             85,300
    210,000  St. Paul Travelers
               Companies Inc. ...................................               8,399,839          8,513,400
     10,000  Sterling Bancorp ...................................                 275,190            276,200
     50,000  T. Rowe Price Group Inc. ...........................               2,455,119          2,520,000
     20,000  Unitrin Inc. .......................................                 762,845            852,000
    265,000  Wachovia Corp. .....................................              12,292,962         11,792,500
    210,000  Waddell & Reed Financial
               Inc., Cl. A ......................................               4,944,481          4,643,100
    260,000  Washington Mutual Inc. .............................              10,553,406         10,046,400
     93,400  Waypoint Financial Corp. ...........................               2,482,979          2,576,906
      3,500  Webster Financial Corp. ............................                 155,536            164,570
    130,000  Wells Fargo & Co. ..................................               7,427,111          7,439,900
     72,500  Wilmington Trust Corp. .............................               2,609,287          2,698,450
                                                                             ------------       ------------
                                                                              195,715,299        196,344,620
                                                                             ------------       ------------
             FOOD AND BEVERAGE -- 3.5%
    400,000  Archer-Daniels-
               Midland Co. ......................................               6,603,428          6,712,000
     45,000  Coca-Cola Co. ......................................               2,278,905          2,271,600
    120,000  ConAgra Foods Inc. .................................               3,217,583          3,249,600
    400,200  Dreyer's Grand Ice Cream
               Holdings Inc., Cl. A .............................              30,994,261         31,651,818
     50,000  Heinz (H.J.) Co. ...................................               1,822,252          1,960,000
      1,000  Kellogg Co. ........................................                  35,550             41,850
    250,000  Sara Lee Corp. .....................................               5,562,239          5,747,500
     90,000  Wrigley (Wm.) Jr. Co. ..............................               5,049,681          5,674,500
                                                                             ------------       ------------
                                                                               55,563,899         57,308,868
                                                                             ------------       ------------
             HEALTH CARE -- 2.1%
    150,000  Bristol-Myers Squibb Co. ...........................               3,745,475          3,675,000
    100,000  CIMA Labs Inc.+ ....................................               3,340,370          3,373,000
     70,000  Eli Lilly & Co. ....................................               4,821,972          4,893,700
     30,000  Johnson & Johnson ..................................               1,518,214          1,671,000
    150,000  Merck & Co. Inc. ...................................               6,680,261          7,125,000
     61,000  Owens & Minor Inc. .................................               1,524,529          1,579,900
     40,000  Oxford Health Plans Inc. ...........................               2,192,770          2,201,600
    260,000  Pfizer Inc. ........................................               9,026,009          8,912,800
                                                                             ------------       ------------
                                                                               32,849,600         33,432,000
                                                                             ------------       ------------
             HOTELS AND GAMING -- 1.3%
  1,000,000  Hilton Group plc ...................................               4,259,668          5,005,257
    500,000  Hilton Hotels Corp. ................................               8,538,103          9,330,000
     91,400  Mandalay Resort Group ..............................               6,193,180          6,273,696
                                                                             ------------       ------------
                                                                               18,990,951         20,608,953
                                                                             ------------       ------------
             METALS AND MINING -- 0.3%
     10,000  Arch Coal Inc. .....................................                 314,774            365,900
      3,000  Fording Canadian
               Coal Trust .......................................                 112,385            126,300
    125,000  Freeport-McMoRan
               Copper & Gold Inc.,
               Cl. B ............................................               4,615,644          4,143,750
     10,000  Massey Energy Co. ..................................                 235,475            282,100
      5,000  Peabody Energy Corp. ...............................                 234,935            279,950
      3,000  Westmoreland Coal Co.+ .............................                  52,605             58,350
                                                                             ------------       ------------
                                                                                5,565,818          5,256,350
                                                                             ------------       ------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.3%
     37,500  Catellus Development
               Corp .............................................                 849,675            924,375
    140,000  Keystone Property Trust ............................               3,342,600          3,364,200
                                                                             ------------       ------------
                                                                                4,192,275          4,288,575
                                                                             ------------       ------------
             RETAIL -- 1.1%
    250,000  Albertson's Inc. ...................................               5,748,440          6,635,000
    130,000  Blockbuster Inc., Cl. A ............................               1,965,296          1,973,400
     49,600  Ingles Markets Inc., Cl. A .........................                 549,795            554,032
    300,000  Safeway Inc.+ ......................................               6,711,464          7,602,000
     50,000  Saks Inc.+ .........................................                 829,848            750,000
                                                                             ------------       ------------
                                                                               15,804,843         17,514,432
                                                                             ------------       ------------
             SATELLITE -- 0.0%
     20,000  PanAmSat Corp.+ ....................................                 460,252            464,400
                                                                             ------------       ------------
             SPECIALTY CHEMICALS -- 1.0%
     65,000  Ashland Inc. .......................................               2,781,776          3,432,650
    225,000  E.I. du Pont de Nemours
               and Co. ..........................................               9,942,700          9,994,500
    140,000  Olin Corp. .........................................               2,582,194          2,466,800
                                                                             ------------       ------------
                                                                               15,306,670         15,893,950
                                                                             ------------       ------------
             TELECOMMUNICATIONS -- 6.1%
     42,000  ALLTEL Corp. .......................................               2,091,522          2,126,040
    550,000  AT&T Corp. .........................................              10,399,722          8,046,500
    800,000  BCE Inc. ...........................................              17,612,964         16,032,000
    200,000  BellSouth Corp. ....................................               5,333,936          5,244,000
     74,000  BT Group plc, ADR ..................................               2,312,412          2,708,400
    180,000  CenturyTel Inc. ....................................               5,307,733          5,407,200

                See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                                  MARKET
   SHARES                                                                         COST             VALUE
-----------                                                                  -------------      ------------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS (CONTINUED)
     20,000  Compania de
               Telecomunicaciones de
               Chile SA, ADR ....................................            $      235,616     $      243,800
     14,675  Crown Castle
               International Corp.+ .............................                   198,319            216,456
     80,000  Deutsche Telekom
               AG, ADR+ .........................................                 1,415,732          1,416,800
     50,000  France Telecom SA, ADR .............................                 1,219,023          1,314,000
    240,000  Hellenic Telecommunications
               Organization SA, ADR .............................                 1,884,444          1,552,800
    100,000  Manitoba Telecom
               Services Inc. ....................................                 3,413,530          3,382,435
    150,000  Qwest Communications
               International Inc.+ ..............................                   554,860            538,500
    300,000  SBC Communications Inc. ............................                 7,416,654          7,275,000
    850,000  Sprint Corp. .......................................                15,268,415         14,960,000
    307,000  TDC A/S, ADR .......................................                 5,394,086          5,034,800
     12,000  Telecom Corp. of New
               Zealand Ltd., ADR ................................                   322,396            357,600
     30,000  Telecom Italia SpA, ADR ............................                   935,236            938,700
     20,000  Telefonica SA, ADR .................................                   913,342            892,600
    143,524  Telefonos de Mexico SA
               de CV, Cl. L, ADR ................................                 4,843,123          4,775,057
    160,000  Telstra Corp. Ltd., ADR ............................                 2,939,066          2,828,800
    160,000  TELUS Corp., Non-
               Voting, ADR ......................................                 2,942,901          2,403,431
    320,000  Verizon Communications
               Inc. .............................................                10,911,182         11,580,800
                                                                             --------------     --------------
                                                                                103,866,214         99,275,719
                                                                             --------------     --------------
             TRANSPORTATION -- 0.2%
     10,000  Frontline Ltd. .....................................                   255,550            345,100
      2,500  Ship Finance International
               Ltd. .............................................                    35,187             37,375
     61,400  Teekay Shipping Corp. ..............................                 1,601,611          2,295,132
                                                                             --------------     --------------
                                                                                  1,892,348          2,677,607
                                                                             --------------     --------------
             WIRELESS COMMUNICATIONS -- 2.1%
  2,300,000  AT&T Wireless
               Services Inc.+ ...................................                31,867,194         32,936,000
     31,800  Rogers Wireless
               Communications Inc.,
               Cl. B+ ...........................................                   840,250            860,190
                                                                             --------------     --------------
                                                                                 32,707,444         33,796,190
                                                                             --------------     --------------
             TOTAL COMMON
              STOCKS ............................................             1,082,261,896      1,110,392,749
                                                                             --------------     --------------
             PREFERRED STOCKS -- 0.1%
             CLOSED END FUNDS -- 0.1%
     75,000  General American Investors
               Co. Inc.,
               5.950% Cumulative Pfd. ...........................                 1,860,400          1,751,250
                                                                             --------------     --------------

             CONVERTIBLE PREFERRED STOCKS -- 4.5%
             AEROSPACE -- 0.1%
      8,315  Northrop Grumman Corp.,
               7.000% Cv. Pfd., Ser. B ..........................                   997,555          1,093,422
                                                                             --------------     --------------
             AUTOMOTIVE -- 0.1%
     25,000  General Motors Corp.,
               4.500% Cv. Pfd., Ser. A ..........................                   645,050            639,000
                                                                             --------------     --------------
             AVIATION: PARTS AND SERVICES -- 0.0%
      6,500  Sequa Corp.,
               $5.00 Cv. Pfd. ...................................                   591,440            632,125
                                                                             --------------     --------------
             BROADCASTING -- 0.7%
    268,000  Sinclair Broadcast Group Inc.,
               6.000% Cv. Pfd., Ser. D ..........................                12,510,660         11,591,000
                                                                             --------------     --------------
             BUILDING AND CONSTRUCTION -- 0.0%
        200  Fleetwood Capital Trust,
               6.000% Cv. Pfd.+ .................................                     6,210              9,100
                                                                             --------------     --------------
             BUSINESS SERVICES -- 0.0%
      7,200  Allied Waste Industries Inc.,
               6.250% Cv. Pfd. ..................................                   506,554            513,216
                                                                             --------------     --------------
             CONSUMER PRODUCTS -- 0.4%
    138,900  Newell Financial Trust,
               5.250% Cv. Pfd. ..................................                 6,516,450          6,181,050
                                                                             --------------     --------------
             DIVERSIFIED INDUSTRIAL -- 0.5%
    179,400  Owens-Illinois Inc.,
               4.750% Cv. Pfd. ..................................                 5,956,159          6,029,634
     80,502  Smurfit-Stone Container Corp.,
               7.000% Cv. Pfd., Ser. A ..........................                 2,008,346          1,973,265
      1,000  US Steel Corp.,
               7.000% Cv. Pfd., Ser. B ..........................                    88,510            117,080
                                                                             --------------     --------------
                                                                                  8,053,015          8,119,979
                                                                             --------------     --------------
             ENERGY AND UTILITIES: ELECTRIC -- 0.5%
    160,600  Calpine Capital Trust,
               5.750% Cv. Pfd. ..................................                 7,981,200          7,809,175
                                                                             --------------     --------------
             ENERGY AND UTILITIES: INTEGRATED -- 0.1%
      9,750  Arch Coal Inc.,
               5.000% Cv. Pfd. ..................................                   733,750            919,912

                See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                                  MARKET
   SHARES                                                                       COST               VALUE
-----------                                                                  -----------        -----------
             CONVERTIBLE PREFERRED STOCKS (CONTINUED)
             ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
     20,000  CMS Energy Corp.,
               4.500% Cv. Pfd. (a) ..............................            $ 1,069,062        $ 1,135,000
                                                                             -----------        -----------
                                                                               1,802,812          2,054,912
                                                                             -----------        -----------
             ENERGY AND UTILITIES: OIL -- 0.5%
             Chesapeake Energy Corp.,
     20,000    5.000% Cv. Pfd. ..................................              2,193,750          2,220,000
      1,000    6.750% Cv. Pfd. ..................................                 85,050             96,400
      2,700    6.000% Cv. Pfd. ..................................                194,400            196,425
    130,000  El Paso Corp.,
               4.750% Cv. Pfd. ..................................              4,680,219          3,633,500
     39,615  Hanover Compressor Co.,
               7.250% Cv. Pfd. ..................................              1,980,375          1,955,991
                                                                             -----------        -----------
                                                                               9,133,794          8,102,316
                                                                             -----------        -----------
             ENTERTAINMENT -- 0.2%
    160,000  Six Flags Inc.,
               7.250% Cv. Pfd. ..................................              3,740,806          3,584,000
                                                                             -----------        -----------
             Financial Services -- 0.6%
      3,920  Doral Financial Corp.,
               4.750% Cv. Pfd. (a) ..............................              1,029,000          1,032,920
    232,600  National Australia Bank Ltd.,
               7.875% Cv. Pfd., Ser.
               UNIT .............................................              8,875,235          8,247,996
      5,100  United Fire & Casualty Co.,
               6.375% Cv. Pfd., Ser. A ..........................                152,000            186,711
                                                                             -----------        -----------
                                                                              10,056,235          9,467,627
                                                                             -----------        -----------
             HEALTH CARE -- 0.2%
     57,436  McKesson Financing Trust,
               5.000% Cv. Pfd. ..................................              2,888,529          2,937,851
     10,000  Omnicare Inc.,
               4.000% Cv. Pfd. ..................................                605,400            620,300
                                                                             -----------        -----------
                                                                               3,493,929          3,558,151
                                                                             -----------        -----------
             METALS AND MINING -- 0.1%
      6,000  Phelps Dodge Corp.,
               6.750% Cv. Pfd. ..................................              1,002,916            930,000
                                                                             -----------        -----------
             REAL ESTATe -- 0.0%
      2,100  Equity Office Properties Trust,
               5.250% Cv. Pfd., Ser. B ..........................                104,120            105,473
                                                                             -----------        -----------
             TELECOMMUNICATIONS -- 0.5%
     35,100  Cincinnati Bell Inc.,
               6.750% Cv. Pfd., Ser. B ..........................              1,503,978          1,473,498
    121,000  Crown Castle
               International Corp.,
               6.250% Cv. Pfd. ..................................            $ 5,568,000        $ 5,384,500
     17,460  Emmis Communications Corp.,
               6.250% Cv. Pfd., Ser. A ..........................                828,081            772,605
                                                                             -----------        -----------
                                                                               7,900,059          7,630,603
                                                                             -----------        -----------
             TRANSPORTATION -- 0.0%
        800  GATX Corp.,
               $2.50 Cv. Pfd. ...................................                109,840            100,000
        982  Kansas City Southern,
               4.250% Cv. Pfd. ..................................                551,884            525,432
                                                                             -----------        -----------
                                                                                 661,724            625,432
                                                                             -----------        -----------
             TOTAL CONVERTIBLE
              PREFERRED STOCKS ..................................             75,704,529         72,646,581
                                                                             -----------        -----------
   PRINCIPAL
    AMOUNT
   --------
             CONVERTIBLE CORPORATE BONDS -- 0.7%
             AEROSPACE -- 0.1%
 $  650,000  GenCorp Inc.,
               Sub. Deb. Cv.,
               5.750%, 04/15/07 .................................                639,728            689,000
                                                                             -----------        -----------
             AGRICULTURE -- 0.1%
    750,000  Bunge Ltd. Financial
               Corp., Cv.,
               3.750%, 11/15/22 .................................                812,506            989,062
                                                                             -----------        -----------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
    500,000  Standard Motor Products Inc.,
               Sub. Deb. Cv.,
               6.750%, 07/15/09 .................................                474,130            495,000
                                                                             -----------        -----------
             ELECTRONICS -- 0.2%
    650,000  Agere Systems Inc.,
               Sub. Deb. Cv.,
               6.500%, 12/15/09 .................................                873,065            757,250
    950,000  Trans-Lux Corp.,
               Sub. Deb. Cv.,
               8.250%, 03/01/12 .................................                945,647            916,750
  2,000,000  Trans-Lux Corp.,
               Sub. Deb. Cv.,
               7.500%, 12/01/06 .................................              2,011,026          2,027,500
                                                                             -----------        -----------
                                                                               3,829,738          3,701,500
                                                                             -----------        -----------
             ENTERTAINMENT -- 0.0%
    287,000  The Walt Disney Co., Cv.,
               2.125%, 04/15/23 .................................                298,257            309,243
                                                                             -----------        -----------

                See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)


  PRINCIPAL                                                                                               MARKET
   AMOUNT                                                                            COST                  VALUE
------------                                                                    --------------        --------------
                CONVERTIBLE CORPORATE BONDS  (CONTINUED)
                EQUIPMENT AND SUPPLIES -- 0.0%
$    300,000    Robbins & Myers Inc.,
                  Sub. Deb. Cv.,
                  8.000%, 01/31/08 ................................             $      317,337        $      317,625
                                                                                --------------        --------------
                FINANCIAL SERVICES -- 0.0%
     250,000    AON Corp., Sub. Deb. Cv.,
                  3.500%, 11/15/12 ................................                    294,047               350,625
                                                                                --------------        --------------
                FOOD AND BEVERAGE -- 0.0%
   2,300,000    Parmalat Soparfi SA,
                  Sub. Deb. Cv.,
                  6.125%, 05/23/32+ (b) ...........................                  1,715,396               262,480
                                                                                --------------        --------------
                HEALTH CARE -- 0.0%
     300,000    Quest Diagnostics Inc.,
                  Sub. Deb. Cv.,
                  1.750%, 11/30/21 ................................                    306,907               317,250
                                                                                --------------        --------------
                REAL ESTATE -- 0.1%
     900,000    Palm Harbor Homes Inc., Cv.,
                  3.250%, 05/15/24 (a) ............................                    877,016               864,000
                                                                                --------------        --------------
                RETAIL -- 0.0%
     375,000    School Specialty Inc.,
                  Sub. Deb. Cv.,
                  6.000%, 08/01/08 ................................                    391,753               429,844
                                                                                --------------        --------------
                TRANSPORTATION -- 0.2%
   2,700,000    GATX Corp., Cv.,
                  7.500%, 02/01/07 ................................                  3,114,013             3,105,000
                                                                                --------------        --------------
                TOTAL CONVERTIBLE
                 CORPORATE BONDS ..................................                 13,070,828            11,830,629
                                                                                --------------        --------------

                CORPORATE BONDS -- 0.1%
                DIVERSIFIED INDUSTRIAL -- 0.1%
   1,000,000    WHX Corp.,
                  10.500%, 04/15/05 ...............................                    937,070               895,000
                                                                                --------------        --------------

                U.S. GOVERNMENT OBLIGATIONS -- 13.8%
 224,008,000    U.S. Treasury Bills,
                  0.933% to 1.297%++,
                  07/01/04 to 10/14/04 ............................                223,665,327           223,598,345
                                                                                --------------        --------------

                SHORT-TERM OBLIGATIONS -- 12.3%
                REPURCHASE AGREEMENTS -- 12.3%
$100,000,000    ABN Amro, 1.250%,
                  dated 06/30/04, due 07/01/04,
                  proceeds at maturity,
                  $100,003,472 (c) ................................             $  100,000,000        $  100,000,000
 100,000,000    State Street Bank & Trust Co.,
                  1.180%, dated 06/30/04,
                  due 07/01/04,
                  proceeds at maturity,
                  $100,003,278 (d) ................................                100,000,000           100,000,000
                                                                                --------------        --------------
                TOTAL SHORT-TERM
                 OBLIGATIONS ......................................                200,000,000           200,000,000
                                                                                --------------        --------------
TOTAL INVESTMENTS -- 100.0% .......................................             $1,597,500,050         1,621,114,554
                                                                                ==============

LIABILITIES IN EXCESS OF OTHER ASSETS .............................                                      (12,542,301)
                                                                                                      --------------

NET ASSETS -- COMMON STOCK
  (84,994,505 common shares outstanding) ..........................                                   $1,608,572,253
                                                                                                      ==============
NET ASSET VALUE PER COMMON SHARE
   ($1,608,572,253 / 84,994,505 shares outstanding) ...............                                   $        18.93
                                                                                                      ==============
----------
                For Federal tax purposes:
                Aggregate cost ....................................                                   $1,597,500,050
                                                                                                      ==============
                Gross unrealized appreciation .....................                                   $   51,192,401
                Gross unrealized depreciation .....................                                      (27,577,897)
                                                                                                      --------------
                Net unrealized appreciation .......................                                   $   23,614,504
                                                                                                      ==============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the Rule 144A securities are considered liquid and the market value amounted to $3,031,920 or 0.19% of total net assets.

(b)   Security in default.

(c) Collateralized by U.S. Treasury Notes, 5.250% to 8.125%, due 08/15/21 to 11/15/28, market value $102,001,941.

(d) Collateralized by U.S. Treasury Note, 7.250%, due 08/15/22, market value $102,001,623.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   - American Depository Receipt.

                See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)

ASSETS:
  Investments, at value (cost $1,397,500,050) ..............    $ 1,421,114,554
  Repurchase agreements, at value (cost $200,000,000) ......        200,000,000
  Cash and foreign currency, at value (cost $2,074,978) ....          2,082,168
  Receivable for investments sold ..........................         10,624,116
  Dividends and interest receivable ........................          2,637,121
  Other assets .............................................             26,226
                                                                ---------------
  TOTAL ASSETS .............................................      1,636,484,185
                                                                ---------------
LIABILITIES:
  Dividends payable ........................................          4,407,834
  Payable for investments purchased ........................         21,327,866
  Payable for investment advisory fees .....................          1,322,834
  Other accrued expenses and liabilities ...................            853,398
                                                                ---------------
  TOTAL LIABILITIES ........................................         27,911,932
                                                                ---------------
  NET ASSETS applicable to 84,994,505
    shares outstanding .....................................    $ 1,608,572,253
                                                                ===============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value ..............    $        84,995
  Additional paid-in capital ...............................      1,619,984,954
  Accumulated distributions in excess of net
    investment income ......................................        (35,110,919)
  Net unrealized appreciation on investments and
    foreign currency transactions ..........................         23,613,223
                                                                ---------------
  TOTAL NET ASSETS .........................................    $ 1,608,572,253
                                                                ===============
NET ASSET VALUE
  ($1,608,572,253 / 84,994,505 shares outstanding;
    unlimited number of shares authorized
    of $0.001 par value) ...................................             $18.93
                                                                         ======

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $384,347) .............    $    17,032,540
  Interest .................................................          3,210,784
                                                                ---------------
  TOTAL INVESTMENT INCOME ..................................         20,243,324
                                                                ---------------
EXPENSES:
  Investment advisory fees .................................          8,074,514
  Shareholder communications expenses ......................            248,636
  Shareholder services fees ................................             93,772
  Payroll ..................................................             92,710
  Trustees' fees ...........................................             82,760
  Legal and audit fees .....................................             76,101
  Custodian fees ...........................................             41,733
  Miscellaneous expenses ...................................             78,833
                                                                ---------------
  TOTAL EXPENSES ...........................................          8,789,059
                                                                ---------------
  NET INVESTMENT INCOME ....................................         11,454,265
                                                                ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments .........................          4,460,909
  Net realized gain on foreign currency transactions .......                741
                                                                ---------------
  Net realized gain on investments and foreign
    currency transactions ..................................          4,461,650
                                                                ---------------
  Net change in unrealized appreciation/depreciation
    on investments and foreign currency transactions .......          8,447,341
                                                                ---------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS ......................         12,908,991
                                                                ---------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................    $    24,363,256
                                                                ===============

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS ENDED
                                                                                              JUNE 30, 2004        PERIOD ENDED
                                                                                               (UNAUDITED)      DECEMBER 31, 2003(a)
                                                                                            ----------------    --------------------
OPERATIONS:
   Net investment income/(loss) ..........................................................   $    11,454,265     $       (49,373)
   Net realized gain on investments and foreign currency transactions ....................         4,461,650              16,702
   Net change in unrealized appreciation on investments and foreign currency transactions          8,447,341          15,165,882
                                                                                             ---------------     ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................        24,363,256          15,133,211
                                                                                             ---------------     ---------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   Net investment income .................................................................       (11,454,265)                 --
   Net realized short-term gain on investments and foreign currency transactions .........        (4,472,739)                 --
   Return of capital .....................................................................       (35,110,919)*                --
                                                                                             ---------------     ---------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ......................................       (51,037,923)                 --
                                                                                             ---------------     ---------------
TRUST SHARE TRANSACTIONS:
   Net increase in net assets from common shares issued in offering ......................       185,270,000       1,439,300,001
   Net decrease from repurchase of common stock ..........................................        (1,190,979)                 --
   Offering costs for offering of common shares charged to paid-in capital ...............          (482,527)         (2,920,000)
                                                                                             ---------------     ---------------
   NET INCREASE IN NET ASSETS FROM TRUST SHARE TRANSACTIONS ..............................       183,596,494       1,436,380,001
                                                                                             ---------------     ---------------
   NET INCREASE IN NET ASSETS ............................................................       156,921,827       1,451,513,212
                                                                                             ---------------     ---------------
NET ASSETS:
   Beginning of period ...................................................................     1,451,650,426             137,214
                                                                                             ---------------     ---------------
   End of period .........................................................................   $ 1,608,572,253     $ 1,451,650,426
                                                                                             ===============     ===============

----------
(a) The Gabelli Dividend & Income Trust commenced investment operations on November 28, 2003.

* Based on current earnings and subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Dividend & Income Trust (the "Trust") is a closed-end, non-diversified management investment company organized under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust sold 7,184 shares to Gabelli Funds, LLC (the "Adviser") for $137,214 on November 18, 2003. Investment operations commenced on November 28, 2003. See Note 5 for share transactions.

      The Trust's investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Trust will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

      Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

      Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

      REPURCHASE AGREEMENTS. The Trust may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Trustees. Under the terms of a typical repurchase agreement, a Trust takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Trust to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Trust's holding period. A Trust will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by a Trust in each agreement. The Trust will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

      OPTIONS. The Trust may purchase or write call or put options on securities or indices. As a writer of put options, the Trust receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Trust would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Trust would realize a gain, to the extent of the premium, if the price of the financial instrument increases or stays the same between those dates.

      As a purchaser of put options, the Trust pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Trust would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Trust would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

      In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Trust may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

      The option activity for the Trust for the six months ended June 30, 2004 was as follows:

                                                         NUMBER OF
                                                         CONTRACTS     PREMIUMS
                                                         ---------     --------
         Call options written during the period ......        5          $ 295
         Call options exercised during the period ....       (5)          (295)
                                                          -----          -----
         Call options outstanding at June 30, 2004 ...       --             --
                                                          =====          =====

      FOREIGN CURRENCY TRANSACTIONS. The books and records of the Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for as of the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Trust, timing differences and differing characterization of distributions made by the Trust.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      For the year ended December 31, 2003, reclassifications were made to increase accumulated net investment loss for $49,373 and to decrease accumulated net realized gain on investments for $5,613, with an offsetting adjustment to additional paid-in capital.

      PROVISION FOR INCOME TAXES. The Trust intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Code"). It is the Trust's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

      Dividends and interest from non-U.S. sources received by the Trust are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Trust intends to undertake any procedural steps required to claim the benefits of such treaties.

      As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

            Accumulated net gains on investments .......................   $    11,507
            Net unrealized appreciation on investments .................    15,160,655
            Net unrealized appreciation on foreign currency transactions         4,809
                                                                           -----------
            Total accumulated gain .....................................   $15,176,971
                                                                           ===========

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Trust will pay the Adviser on the first business day of each month a fee for the previous month equal on an annual basis to 1.00% of the value of the Trust's average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Trust's portfolio and oversees the administration of all aspects of the Trust's business and affairs.

      During the six months ended June 30, 2004, Gabelli & Company, Inc. received $1,267,222 in brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Trust.

      The cost of calculating the Trust's net asset value per share is a Trust expense pursuant to the Investment Advisory Agreement between the Trust and the Adviser. During the six months ended June 30, 2004, the Trust reimbursed the Adviser $17,400 in connection with the cost of computing the Trust's net asset value.

4.  PORTFOLIO  SECURITIES.   Cost  of  purchases  and  proceeds  from  sales  of
securities, other than short-term securities, for the six months ended June 30, 2004 aggregated $804,148,561 and $105,013,125, respectively.

5. CAPITAL. The Trust is authorized to issue an unlimited number of common shares of beneficial interest, par value $.001 per share. The Board of Trustees of the Trust has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board of Trustees may determine from time to time) from the net asset value of the shares. During the six months ended June 30, 2004, the Trust repurchased 68,700 shares of beneficial interest in the open market at a cost of $1,190,979 and an average discount of approximately 8.48% from its net asset value. All shares of beneficial interest repurchased have been retired.

     Transactions in shares of beneficial interest were as follows:

                                                               SIX MONTHS ENDED
                                                                JUNE 30, 2004                       PERIOD ENDED
                                                                  (UNAUDITED)                   DECEMBER 31, 2003 (a)
                                                      --------------------------------    -------------------------------
                                                          SHARES            AMOUNT            SHARES           AMOUNT
                                                      --------------    --------------    --------------   --------------
            Initial seed capital, November 18, 2003               --                --             7,184   $      137,214
            Shares issued in offering .............        9,700,000    $  184,787,473        75,356,021    1,436,380,001
            Shares repurchased ....................          (68,700)       (1,190,979)               --               --
                                                           ---------    --------------        ----------   --------------
            Net increase ..........................        9,631,300    $  183,596,494        75,363,205   $1,436,517,215
                                                           =========    ==============        ==========   ==============

----------
(a) The Gabelli Dividend & Income Trust commenced investment operations on November 28, 2003.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

6. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

7. INDEMNIFICATIONS. The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A DIVIDEND & INCOME TRUST SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                   SIX MONTHS ENDED
                                                                                    JUNE 30, 2004              PERIOD ENDED
                                                                                      (UNAUDITED)         DECEMBER 31, 2003 (a)
                                                                                   ----------------       ---------------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .....................................       $       19.26            $       19.06(b)
                                                                                    -------------            -------------
   Net investment income (loss) .............................................                0.14                       --
   Net realized and unrealized gain on investments ..........................                0.16                     0.20
                                                                                    -------------            -------------
   Total from investment operations .........................................                0.30                     0.20
                                                                                    -------------            -------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   Net investment income ....................................................               (0.14)                      --
   Net realized gain on investments .........................................               (0.05)                      --
   Return of capital ........................................................               (0.41)***                   --
                                                                                    -------------            -------------
   Total distributions to common stock shareholders .........................               (0.60)                      --
                                                                                    -------------            -------------
CAPITAL SHARE TRANSACTIONS:
   Decrease in net asset value from common stock share transactions .........               (0.02)                      --
   Offering costs for common shares charged to paid-in capital ..............               (0.01)                      --
                                                                                    -------------            -------------
                                                                                            (0.03)                      --
                                                                                    -------------            -------------
   Net Asset Value, end of period ...........................................       $       18.93            $       19.26
                                                                                    =============            =============
   Net asset value total return* ............................................                 1.4%                     1.0%
                                                                                    =============            =============
   Market value, end of period ..............................................       $       17.39            $       20.00
                                                                                    =============            =============
   Total investment return** ................................................               (10.2)%                    0.0%
                                                                                    =============            =============
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .....................................       $   1,608,572            $   1,451,650
   Ratio of net investment income (loss) to average net assets ..............                1.41%(c)                (0.04)%(c)
   Ratio of operating expenses to average net assets ........................                1.09%(c)                 1.38%(c)
   Portfolio turnover rate ..................................................                11.3%                     0.4%

----------
(a) The Gabelli Dividend & Income Trust commenced investment operations on November 28, 2003.

(b) The beginning NAV includes a $0.04 reduction for costs associated with the initial public offering.

(c)   Annualized.

  * Based on net asset value per share at commencement of operations of $19.06 per share. Total return for the period of less than one year is not annualized.

 ** Based on market value per share at initial public offering of $20.00 per share. Total return for the period of less than one year is not annualized.

*** Based on current earnings and subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLAN

ENROLLMENT IN THE PLAN

      It is the Policy of The Gabelli Dividend & Income Trust ("Dividend & Income Trust") to automatically reinvest dividends. As a "registered" shareholder you automatically become a participant in the Dividend & Income Trust's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Dividend & Income Trust to issue shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Dividend & Income Trust. Plan participants may send their stock certificates to EquiServe Trust Company ("EquiServe") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

                       The Gabelli Dividend & Income Trust
                                  c/o EquiServe
                                 P.O. Box 43011
                            Providence, RI 02940-3011

      Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact EquiServe at (800) 336-6983.

      SHAREHOLDERS WISHING TO LIQUIDATE REINVESTED SHARES held at EquiServe must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

      If your shares are held in the name of a broker, bank or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

      The number of shares of Common Stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Dividend & Income Trust's Common Stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of Common Stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Dividend & Income Trust's Common Stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next trading day. If the net asset value of the Common Stock at the time of valuation exceeds the market price of the Common Stock, participants will receive shares from the Dividend & Income Trust valued at market price. If the Dividend & Income Trust should declare a dividend or capital gains distribution payable only in cash, EquiServe will buy Common Stock in the open market, or on the New York Stock Exchange or elsewhere, for the participants' accounts, except that EquiServe will endeavor to terminate purchases in the open market and cause the Dividend & Income Trust to issue shares at net asset value if, following the commencement of such purchases, the market value of the Common Stock exceeds the then current net asset value.

      The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

      The Dividend & Income Trust reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by EquiServe on at least 90 days' written notice to participants in the Plan.

VOLUNTARY CASH PURCHASE PLAN

      The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Dividend & Income Trust. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

      Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to EquiServe for investments in the Dividend & Income Trust's shares at the then current market price. Shareholders may send an amount from $250 to $10,000. EquiServe will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. EquiServe will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to EquiServe, P.O. Box 43011, Providence, RI 02940-3011 such that EquiServe receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by EquiServe at least 48 hours before such payment is to be invested.

      For  more  information   regarding  the  Dividend  Reinvestment  Plan  and
Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Dividend & Income Trust.

                              TRUSTEES AND OFFICERS
                       THE GABELLI DIVIDEND & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES

Mario J. Gabelli, CFA
   CHAIRMAN AND CHIEF INVESTMENT OFFICER,
   GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR AND CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA

Frank J. Fahrenkopf, Jr.
   PRESIDENT AND CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Karl Otto Pohl
   FORMER PRESIDENT, DEUTSCHE BUNDESBANK

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER

Edward T. Tokar
   SENIOR MANAGING DIRECTOR, BEACON TRUST COMPANY

Anthonie C. van Ekris
   MANAGING DIRECTOR, BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Matthew A. Hultquist
   VICE PRESIDENT & OMBUDSMAN

James E. McKee
   SECRETARY

Richard C. Sell, Jr.
   TREASURER

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom, LLP

TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company

STOCK EXCHANGE LISTING

                                   Common
                                   ------
NYSE-Symbol:                         GDV
Shares Outstanding:              84,994,505

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "General Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "General Equity Funds."

The Net Asset Value may be obtained each day by calling (914) 921-5071.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Dividend & Income Trust may, from time to time, purchase its shares in the open market when the Dividend & Income Trust shares are trading at a discount of 7.5% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                            REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                                             (D) MAXIMUM NUMBER (0R
                                                          (C) TOTAL NUMBER OF SHARES    APPROXIMATE DOLLAR VALUE) OF SHARES
                 (A) TOTAL NUMBER       (B) AVERAGE      (OR UNITS) PURCHASED AS PART       (0R UNITS) THAT MAY YET BE
                   OF SHARES (OR       PRICE PAID PER     OF PUBLICLY ANNOUNCED PLANS       PURCHASED UNDER THE PLANS OR
     PERIOD       UNITS) PURCHASED     SHARE (OR UNIT)            OR PROGRAMS                         PROGRAMS
=============================================================================================================================
Month #1          Common - N/A          Common - N/A         Common - N/A                  Common - 85,063,205
01/01/04
through 01/31/04  Preferred - N/A       Preferred - N/A      Preferred - N/A               Preferred - N/A
=============================================================================================================================
Month #2          Common - N/A          Common - N/A         Common - N/A                  Common - 85,063,205
02/01/04
through 02/29/04  Preferred - N/A       Preferred - N/A      Preferred - N/A               Preferred - N/A
=============================================================================================================================
Month #3          Common - N/A          Common - N/A         Common - N/A                  Common - 85,063,205
03/01/04
through 03/31/04  Preferred - N/A       Preferred - N/A      Preferred - N/A               Preferred - N/A
=============================================================================================================================
Month #4          Common purchased by   Common purchased     Common - N/A                  Common - 85,063,205
04/01/04          an affiliate -        by an affiliate -
through 04/30/04  162,600               $18.6306             Preferred - N/A               Preferred - N/A

                  Preferred - N/A       Preferred - N/A
=============================================================================================================================
Month #5          Common purchased by   Common purchased     Common - N/A                  Common - 85,063,205
05/01/04          an affiliate -        by an affiliate -
through 05/31/04  100,000               $17.0518             Preferred - N/A               Preferred - N/A

                  Preferred - N/A       Preferred - N/A
=============================================================================================================================
Month #6          Common - 68,700       Common - $17.3355    Common - 68,700               Common - 85,063,205 - 68,700 =
06/01/04                                                                                   84,994,505
through 06/30/04  Preferred - N/A       Preferred - N/A      Preferred - N/A
                                                                                           Preferred - N/A
=============================================================================================================================
Total             Common - 68,700       Common - $17.3355    Common - 68,700               N/A

                  Common purchased by   Common purchased by  Preferred - N/A
                  an affiliate -        an affiliate -
                  262,600               $18.0294

                  Preferred - N/A       Preferred - N/A
=============================================================================================================================

a. The date each plan or program was announced - The notice of the potential repurchase of common shares occurs quarterly in the Fund's quarterly report in accordance with Section 23 (c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired  during the period covered by the table
- The Fund's repurchase plans are ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Dividend & Income Trust
                           -----------------------------------------------------

By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       SEPTEMBER 7, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ RICHARD C. SELL, JR.
                           -----------------------------------------------------
                           Richard C. Sell, Jr., Principal Financial Officer
                           and Treasurer


Date                       September 7, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.